Share-based payments - Schedule of Key Assumptions Used in Valuation (Details) - Performance share units	6 Months Ended
Jun. 30, 2026 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement date share price	11.47
Expected volatility based on the historical and implied volatility of a group of comparable companies	0.3640
Dividend yield	0.0100
Risk-free rate	0.0397
Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Measurement date share price	9.06
Expected volatility based on the historical and implied volatility of a group of comparable companies	0.3830
Dividend yield	0.0106
Risk-free rate	0.0357
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	10.08
Top of range | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	8.46
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	12.28
Bottom of range | Chief Executive Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value	8.77